SHAREHOLDERS' EQUITY (Share Option Plans) (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2000 2000 Options Plan [Member]	Dec. 31, 2012 2000 Options Plan [Member]	Dec. 31, 2012 2010 Options Plan [Member]	Jul. 31, 2010 2010 Options Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance				1,500,000			1,953,851
Annual increse in number of shares authorized				1,500,000
Maximum percentage of total shares of common stock outstanding				4.00%
Vesting period for plan					4 years	4 years
Award expiration period					10 years	10 years
Common stock available for issuance						2,969,072
Weighted average fair value of stock options granted	$ 2.72	$ 2.33	$ 2.51
Unrecognized share-based compensation expense	$ 5,314
Unrecognized compensation cost, recognition period	2 years 4 months 24 days